SHARE-BASED PAYMENTS, Weighted Average Remaining Contractual Life, Fair Value and Range of Exercise Prices (Details) - AUD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Weighted Average Remaining Contractual Life [Abstract]
Weighted average remaining contractual life (in years)	3 years 1 month 28 days	3 years 2 months 1 day
Weighted average fair value [Abstract]
Weighted average fair value	$ 0.53	$ 0.85
Minimum [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	$ 0.20	$ 0.20
Maximum [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	$ 0.55	$ 1.33